Bank Acceptance Notes Payable (Details)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Bank acceptance notes payable	$ 0		$ 1,753,109
Bank acceptance notes payable issued by Zhang Jiagang Rural Commercial Bank
Bank acceptance notes payable	220,109	¥ 1,435,805	220,109
Commercial acceptance notes payable guaranteed by SPD Bank Lishui Branch
Bank acceptance notes payable	$ 1,533,000	¥ 10,000,000	$ 1,533,000